As filed with the Securities and Exchange Commission on May 31,  2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5340
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2005

Date of reporting period: March 31, 2005

Item 1. Schedule of Investments.

McCarthy Multi-Cap Stock Fund

Schedule of Investments

at March 31, 2005 (Unaudited)

SHARES	COMMON STOCKS - 96.5%	MARKET VALUE
	Beverages - 2.0%
16,373	The Coca-Cola Co.	$682,263
	Capital Markets - 1.5%
18,120	Federated Investors, Inc.	512,977
	Chemicals - 1.7%
14,400	Sensient Technologies Corp.	310,464
4,100	The Scotts Miracle-Gro Co. - Class A*	287,943
		598,407
	Commercial Services & Supplies - 14.3%
38,575	Cendant Corp.	792,330
23,736	FirstService Corp.*#	479,230
9,600	ITT Educational Services, Inc.*	465,600
38,780	Jackson Hewitt Tax Service, Inc.	811,278
14,604	NCO Group, Inc.*	285,508
22,734	Republic Services, Inc.	761,134
11,100	Waste Connections, Inc.*	385,725
34,400	Waste Management, Inc.	992,440
		4,973,245
	Communications Equipment - 1.9%
183,365	3Com Corp.*	652,779
	Consumer Finance - 2.5%
45,086	MoneyGram International, Inc.	851,675
	Diversified Telecommunication Services - 2.1%
6,200	Alltel Corp.	340,070
11,800	CenturyTel, Inc.	387,512
		727,582
	Electronic Equipment & Instruments - 1.1%
11,600	Benchmark Electronics, Inc.*	369,228
	Food Products - 1.1%
12,900	Fresh Del Monte Produce, Inc.#	393,708
	Health Care Equipment & Supplies - 3.3%
10,495	CONMED Corp.*	316,109
14,840	Fisher Scientific International*	844,693
		1,160,802
	Health Care Providers & Services - 11.7%
18,542	AmerisourceBergen Corp.	1,062,271
11,000	Apria Healthcare Group, Inc.*	353,100
18,486	Caremark Rx, Inc.*	735,373
14,183	Laboratory Corporation Of America Holdings*	683,620
26,762	Omnicare, Inc.	948,713
48,424	Stewart Enterprises, Inc. - Class A	297,808
		4,080,885
	Household Durables - 2.1%
15,600	La-Z-Boy, Inc.	217,308
4,200	Mohawk Industries, Inc.*	354,060
7,715	Newell Rubbermaid, Inc.	169,267
		740,635
	Insurance - 8.0%
8,400	Allmerica Financial Corp.*	301,980
494	Berkshire Hathaway, Inc. - Class B*	1,410,864
25,528	Hilb Rogal & Hobbs Co.	913,903
9,415	Horace Mann Educators Corp.	167,022
		2,793,769
	IT Services - 4.3%
21,199	Convergys Corp.*	$316,501
27,498	First Data Corp.	1,080,947
9,067	Intrado, Inc.*	111,524
		1,508,972
	Machinery - 2.5%
27,515	Kaydon Corp.	863,971
	Media - 10.4%
46,100	Comcast Corp. - Class A*	1,557,258
14,000	Emmis Communications Corp.*	269,080
143,740	Liberty Media Corp. - Class A*	1,490,584
6,807	Liberty Media International, Inc. - Class A*	297,738
		3,614,660
	Mortgage Bankers And Loan Correspondents - 0.1%
1,053	Phh Corp.*	23,029
	Oil & Gas - 2.1%
7,306	Devon Energy Corp.	348,862
5,147	Newfield Exploration Co.*	382,216
		731,078
	Pharmaceuticals - 9.1%
10,446	Johnson & Johnson	701,553
29,511	Merck & Co., Inc.	955,271
33,825	Pfizer, Inc.	888,583
33,620	Schering-Plough Corp.	610,203
		3,155,610
	Real Estate - 1.4%
10,728	Jones Lang LaSalle, Inc.*	500,461
	Semiconductor & Semiconductor Equipment - 2.8%
60,167	Applied Materials, Inc.	977,714
	Software - 6.8%
25,030	Fair Isaac Corp.	862,033
22,913	Intuit, Inc.*	1,002,902
31,888	NetIQ Corp.*	364,480
25,371	Novell, Inc.*	151,211
		2,380,626
	Thrifts & Mortgage Finance - 3.7%
32,855	Washington Mutual, Inc.	1,297,773

	TOTAL COMMON STOCKS (Cost $29,190,226)	33,591,849

	SHORT-TERM INVESTMENTS - 3.8%
1,335,574	Federated Cash Trust Treasury Money Market Fund
	(Cost $1,335,574)	1,335,574
	Total Investments in Securities(Cost $30,525,800) - 100.3%	34,927,423
	Liabilities in Excess of Other Assets - (0.3)%	(101,239)
	NET ASSETS - 100.0%	$34,826,184

*	Non-income producing security.
#	U.S. security of foreign issuer.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.]

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title) /s/ Eric M. Banhazl
                                                 Eric M. Banhazl, President
Date  5/26/05

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Eric M. Banhazl
                                                    Eric M. Banhazl, President
                Date 5/26/05

By (Signature and Title)*  /s/ Douglas G. Hess
                                                    Douglas G. Hess, Treasurer
                Date 5/31/2005
* Print the name and title of each signing officer under his or her signature.